S000018524 [Member] Investment Objectives and Goals - LIMITED TERM TAX-EXEMPT FUND	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	LIMITED TERM TAX‑EXEMPT FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments.